Loan impairment provisions	12 Months Ended
Dec. 31, 2025
Loan impairment provisions
Loan impairment provisions

14 Loan impairment provisions

There is a risk that customers and counterparties fail to meet their contractual obligation to settle outstanding amounts, for which we hold expected credit losses (ECL). The calculation of ECL considers historical, current, and forward-looking information to determine the amount we do not expect to recover. It considers losses on both defaulted exposures and performing exposures that may default in future. ECL is recognised on drawn exposures, loans commitments, and contingent liabilities.

For accounting policy information refer to Accounting policy 2.3. Further disclosures on credit risk and information on ECL methodology are shown from pages 187 to 233.

Loan exposure and impairment metrics

The table below summarises loans and credit impairment measures within the scope of IFRS 9 Expected credit loss framework.

	2025	2024
	£m	£m
Loans - amortised cost and FVOCI (1,2)
Stage 1	386,651	363,821
Stage 2	38,582	40,474
Stage 3	4,683	5,930
Of which: individual	1,456	1,285
Of which: collective	3,227	4,645
	429,916	410,225
ECL provisions (3)
- Stage 1	614	598
- Stage 2	796	787
- Stage 3	2,175	2,040
Of which: individual	598	451
Of which: collective	1,577	1,589
	3,585	3,425
ECL provision coverage (4)
- Stage 1 (%)	0.16	0.16
- Stage 2 (%)	2.06	1.94
- Stage 3 (%)	46.44	34.40
	0.83	0.83
Continuing operations
Impairment (releases)/losses
ECL charge (5)	671	359
Stage 1	(204)	(438)
Stage 2	421	360
Stage 3	454	437
Of which: individual	188	192
Of which: collective	266	245
Amounts written off	579	654
Of which: individual	137	144
Of which: collective	442	510

(1)

The table shows gross loans only and excludes amounts that are outside the scope of the ECL framework. Refer to Financial instruments within the scope of the IFRS 9 ECL framework for further details. Other financial assets within the scope of the IFRS 9 ECL framework were cash and balances at central banks totalling £84.1 billion (2024 - £91.8 billion) and debt securities of £78.4 billion (2024 -- £62.4 billion).

(2)	Includes loans to customers and banks.
(3)	Includes £6 million (2024 - £4 million) related to assets classified as FVOCI and £0.1 billion (2024 - £0.1 billion) related to off-balance sheet exposures.
(4)

ECL provisions coverage is calculated as ECL provisions divided by loans – amortised cost and FVOCI. It is calculated on loans and total ECL provisions, including ECL for other (non-loan) assets and unutilised exposure. Some segments with a high proportion of debt securities or unutilised exposure may result in a not meaningful coverage ratio.

(5)

Includes a £6 million release (2024 - £12 million release) related to other financial assets, of which £1 million charge (2024 - £4 million release) related to assets classified as FVOCI; and £3 million charge (2024 - £5 million release) related to contingent liabilities.

14 Loan impairment provisions continued

Credit risk enhancement and mitigation

For information on Credit risk enhancement and mitigation held as security, refer to Risk and capital management – Credit risk enhancement and mitigation section.

Critical accounting policy: Loan impairment provisions

Accounting policy 2.3 sets out how the expected loss approach is applied. At 31 December 2025, impairment provisions amounted to £3,585 million (2024 - £3,425 million). A loan is impaired when there is objective evidence that the cash flows will not occur in the manner expected when the loan was advanced. Such evidence includes changes in the credit rating of a borrower, the failure to make payments in accordance with the loan agreement, significant reduction in the value of any security, breach of limits or covenants, and observable data about relevant macroeconomic measures.

The impairment loss is the difference between the carrying value of the loan and the present value of estimated future cash flows at the loan's original effective interest rate.

The measurement of credit impairment under the IFRS expected loss model depends on management's assessment of any potential deterioration in the creditworthiness of the borrower, its modelling of expected performance and the application of economic forecasts. All three elements require judgements that are potentially significant to the estimate of impairment losses. For further information and sensitivity analysis, refer to Risk and capital management - Measurement uncertainty and ECL sensitivity analysis section.

IFRS 9 models

Refer to Credit risk – IFRS 9 models section for further details.

Approach for multiple economic scenarios (MES)

The base scenario plays a greater part in the calculation of ECL than the approach to MES. Refer to Credit risk - Economic loss drivers - Probability weightings of scenarios section for further details.